UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22701

Arden Investment Series Trust
(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor
New York, New York 10152
 (Address of principal executive offices) (Zip code)

Henry P. Davis
Arden Asset Management LLC
375 Park Avenue, 32nd Floor
New York, New York 10152
 (Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
Tel: 212-715-9522
Fax: 212-715-8422

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The Arden Alternative Strategies Fund's Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 under Regulation S-X is as follows:

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

	Shares	Value
Long Investments
COMMON STOCKS-53.7%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.	21,200	$1,372,064
Esterline Technologies Corp.*	14,000	929,460
Huntington Ingalls Industries, Inc.(a)	22,400	992,320
L-3 Communications Holdings, Inc.(a)	12,000	911,040
Northrop Grumman Corp.(a)	8,400	546,336
		4,751,220
Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B(a)	61,263	4,857,543

Airlines - 0.1%
Alaska Air Group, Inc.*	2,300	106,099
Delta Air Lines, Inc.*(a)	72,400	1,005,636
		1,111,735
Auto Components - 0.3%
Cooper Tire & Rubber Co.	67,800	1,726,188
Goodyear Tire & Rubber Co./The*(a)	12,100	166,496
Standard Motor Products, Inc.(a)	34,100	791,461
		2,684,145
Automobiles - 0.4%
Bayerische Motoren Werke AG	13,800	1,389,396
General Motors Co.*	60,000	1,685,400
		3,074,796
Beverages - 3.0%
Anheuser-Busch InBev N.V.	17,746	1,539,704
Anheuser-Busch InBev N.V. (ADR)	40,360	3,575,896
Asahi Group Holdings Ltd.	20,700	438,923
Beam, Inc.	35,000	2,146,900
Brown-Forman Corp., Class B	43,555	2,818,009
Cia Cervecerias Unidas S.A. (ADR)	4,100	130,995
Coca-Cola Co./The	11,220	417,833
Coca-Cola Enterprises, Inc.	160,333	5,590,811
Cott Corp.	345,300	3,128,418
Diageo plc(a)	6,740	200,645
Diageo plc (ADR)	19,354	2,308,932
Dr Pepper Snapple Group, Inc.(a)	4,370	196,956
Heineken Holding N.V.(a)	3,800	224,573
PepsiCo, Inc.(a)	2,660	193,781
Pernod-Ricard S.A.(a)	15,500	1,940,432
SABMiller plc(a)	11,291	556,790
Tsingtao Brewery Co. Ltd., Class H(a)	150,000	866,493
		26,276,091

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Biotechnology - 0.4%
Amgen, Inc.	4,090	349,531
Array BioPharma, Inc.*	24,700	93,119
Emergent Biosolutions, Inc.*(a)	61,500	987,075
Puma Biotechnology, Inc.*(a)	10,176	235,473
United Therapeutics Corp.*(a)	20,900	1,126,301
Vertex Pharmaceuticals, Inc.*(a)	12,700	568,706
		3,360,205
Capital Markets - 0.7%
American Capital Ltd.*	134,800	1,800,928
Ameriprise Financial, Inc.	9,200	610,144
Goldman Sachs Group, Inc./The(a)	10,800	1,596,888
Solar Capital Ltd.(a)	66,721	1,686,040
		5,694,000
Chemicals - 3.0%
Airgas, Inc.	32,215	3,068,157
CF Industries Holdings, Inc.	6,590	1,510,230
FutureFuel Corp.	32,700	416,925
Huntsman Corp.(a)	46,200	814,506
Innophos Holdings, Inc.(a)	71,000	3,590,470
Innospec, Inc.(a)	10,200	410,550
Monsanto Co.(a)	4,700	476,345
Mosaic Co./The(a)	8,450	517,563
OMNOVA Solutions, Inc.*(a)	29,134	238,316
Potash Corp of Saskatchewan, Inc.(a)	12,000	510,000
Praxair, Inc.(a)	10,027	1,106,680
Rockwood Holdings, Inc.(a)	97,297	5,325,064
Sherwin-Williams Co./The(a)	33,163	5,377,048
W.R. Grace & Co.*(a)	43,821	3,146,348
		26,508,202
Commercial Banks - 0.6%
Aozora Bank Ltd.	500,000	1,405,216
Banco Latinoamericano de Comercio Exterior S.A., Class E	52,600	1,220,320
Cardinal Financial Corp.	22,100	361,114
Danske Bank A/S*(a)	78,515	1,506,084
Wells Fargo & Co.(a)	32,243	1,123,024
		5,615,758
Commercial Services & Supplies - 2.3%
ACCO Brands Corp.*	147,887	1,231,899
ADT Corp./The	47,500	2,256,250
Iron Mountain, Inc.(a)	38,014	1,300,459
KAR Auction Services, Inc.(a)	204,128	4,354,050
Progressive Waste Solutions Ltd.(a)	125,000	2,776,250
R.R. Donnelley & Sons Co.(a)	250,000	2,300,000
Republic Services, Inc.(a)	80,000	2,551,200
Standard Parking Corp.*(a)	39,201	821,653
Tyco International Ltd.(a)	79,892	2,415,135
		20,006,896
Communications Equipment - 0.6%
Brocade Communications Systems, Inc.*	231,800	1,325,896
InterDigital, Inc.(a)	30,900	1,340,751
Motorola Solutions, Inc.(a)	49,212	2,873,489
		5,540,136

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Computers & Peripherals - 0.1%
Apple, Inc.	1,459	664,297
Western Digital Corp.(a)	7,800	366,600
		1,030,897
Construction & Engineering - 0.4%
Argan, Inc.	59,564	1,119,803
Great Lakes Dredge & Dock Corp.(a)	200,000	1,876,000
MasTec, Inc.*(a)	2,300	65,090
		3,060,893
Consumer Finance - 0.3%
Discover Financial Services	7,800	299,442
Nelnet, Inc., Class A(a)	57,397	1,746,591
SLM Corp.(a)	8,300	140,187
		2,186,220
Containers & Packaging - 1.8%
Boise, Inc.	93,800	773,850
Crown Holdings, Inc.*	70,000	2,650,200
Graphic Packaging Holding Co.*(a)	618,000	4,332,180
Greif, Inc., Class A(a)	45,000	2,114,100
Rock Tenn Co., Class A(a)	42,600	3,363,270
Sonoco Products Co.(a)	85,000	2,634,150
		15,867,750
Diversified Consumer Services - 0.4%
Hillenbrand, Inc.(a)	126,481	3,130,405

Diversified Financial Services - 0.7%
Citigroup, Inc.	62,716	2,644,107
Japan Exchange Group, Inc.(a)	46,673	2,807,168
McGraw-Hill Cos., Inc./The(a)	10,042	577,616
		6,028,891
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	5,640	196,216
Belgacom S.A.	6,470	197,486
Deutsche Telekom AG(a)	16,100	197,926
Telecom Corp of New Zealand Ltd.(a)	109,200	222,623
tw telecom, inc.*(a)	77,281	2,135,273
Verizon Communications, Inc.(a)	4,490	195,809
		3,145,333
Electric Utilities - 0.5%
Duke Energy Corp.(a)	2,890	198,659
NextEra Energy, Inc.(a)	2,670	192,374
NV Energy, Inc.(a)	93,600	1,771,847
PNM Resources, Inc.(a)	6,200	132,432
Portland General Electric Co.(a)	55,300	1,588,216
PPL Corp.(a)	6,610	200,217
Southern Co./The(a)	4,450	196,824
Xcel Energy, Inc.(a)	7,190	199,738
		4,480,307

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Electrical Equipment - 0.6%
Eaton Corp. plc(a)	24,890	1,417,486
EnerSys, Inc.*(a)	87,600	3,585,468
Generac Holdings, Inc.(a)	14,500	539,110
		5,542,064
Electronic Equipment, Instruments & Components - 0.4%
Itron, Inc.*(a)	60,000	2,783,400
Power-One, Inc.*(a)	18,300	73,566
Sanmina Corp.*(a)	36,000	342,720
		3,199,686
Energy Equipment & Services - 2.3%
Basic Energy Services, Inc.*	150,000	1,939,500
C&J Energy Services, Inc.*	100,000	2,291,000
Exterran Holdings, Inc.*(a)	4,000	92,960
Hornbeck Offshore Services, Inc.*(a)	85,000	3,128,850
Nabors Industries Ltd.*(a)	40,900	681,803
Noble Corp.(a)	153,878	6,232,059
Ocean Rig UDW, Inc.*(a)	16,524	285,535
Superior Energy Services, Inc.*(a)	55,000	1,373,350
Transocean Ltd.(a)	12,214	692,656
Vantage Drilling Co.*(a)	1,268,000	2,371,160
Weatherford International Ltd./Switzerland*(a)	98,338	1,312,812
		20,401,685
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	26,992	2,762,362
CVS Caremark Corp.	23,900	1,223,680
Koninklijke Ahold N.V.(a)	13,310	195,542
Lawson, Inc.(a)	4,900	355,263
Natural Grocers by Vitamin Cottage, Inc.*(a)	31,605	649,167
Pantry, Inc./The*(a)	22,309	278,863
Pricesmart, Inc.(a)	14,500	1,116,645
Seven & I Holdings Co. Ltd.(a)	7,300	222,085
Shoprite Holdings Ltd.(a)	29,000	546,286
Sysco Corp.(a)	6,230	197,927
Tesco plc(a)	255,632	1,444,555
Wal-Mart Stores, Inc.(a)	27,295	1,909,285
		10,901,660
Food Products - 2.2%
China Foods Ltd.	236,000	203,884
Danone S.A.(a)	2,760	191,274
Darling International, Inc.*(a)	130,000	2,193,100
DE Master Blenders 1753 N.V.*	113,000	1,394,078
Dean Foods Co.*(a)	13,800	252,678
Fresh Del Monte Produce, Inc.(a)	12,200	321,470
General Mills, Inc.(a)	4,750	199,215
Hershey Co./The(a)	2,580	204,981
Ingredion, Inc.(a)	25,600	1,691,392
Lindt & Spruengli AG*(a)	8	325,257
Mead Johnson Nutrition Co.(a)	30,819	2,342,243
Mondelez International, Inc., Class A(a)	84,245	2,341,168
Nestle S.A.(a)	2,860	200,818

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Nestle S.A. (ADR)(a)	29,800	2,095,536
Sanderson Farms, Inc.(a)	4,600	232,208
Tate & Lyle plc(a)	15,090	194,454
Tingyi Cayman Islands Holding Corp.(a)	234,000	657,761
Tyson Foods, Inc., Class A(a)	49,100	1,086,092
Unilever N.V. (NYRS)(a)	41,831	1,693,319
Unilever plc(a)	4,880	198,678
Uni-President China Holdings Ltd.(a)	177,000	207,459
Want Want China Holdings Ltd.(a)	481,000	638,819
		18,865,884
Gas Utilities - 0.1%
Laclede Group, Inc./The(a)	15,700	626,744
UGI Corp.(a)	3,700	130,388
		757,132
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	5,870	198,876
Alere, Inc.*	145,000	3,082,699
Cie Generale d'Optique Essilor International S.A.(a)	1,900	193,719
Globus Medical, Inc., Class A*(a)	28,300	361,674
NuVasive, Inc.*(a)	17,400	299,802
		4,136,770
Health Care Providers & Services - 1.3%
Aetna, Inc.	90,805	4,379,525
Capital Senior Living Corp.*	6,500	137,995
Community Health Systems, Inc.	8,400	321,972
Coventry Health Care, Inc.	109,300	5,009,219
Fresenius Medical Care AG & Co. KGaA(a)	2,760	194,609
Gentiva Health Services, Inc.*(a)	25,900	256,669
Select Medical Holdings Corp.(a)	80,000	779,200
		11,079,189
Health Care Technology - 0.1%
MedAssets, Inc.*(a)	59,500	1,163,225

Hotels, Restaurants & Leisure - 2.1%
BJ's Restaurants, Inc.*	35,500	1,134,935
Bravo Brio Restaurant Group, Inc.*	47,699	710,715
Buffalo Wild Wings, Inc.*	15,600	1,147,380
Carnival Corp.	27,403	1,061,044
Chipotle Mexican Grill, Inc.*	780	239,468
Compass Group plc	16,340	197,992
DineEquity, Inc.*(a)	46,768	3,426,224
Domino's Pizza, Inc.(a)	27,552	1,283,097
International Game Technology(a)	145,000	2,228,650
Marriott Vacations Worldwide Corp.*(a)	13,900	616,882
McDonald's Corp.(a)	34,265	3,265,112
Starbucks Corp.(a)	100	5,612
Texas Roadhouse, Inc.	800	14,072
WMS Industries, Inc.*(a)	25,000	618,750
Yum! Brands, Inc.(a)	41,180	2,674,229
		18,624,162

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Household Durables - 0.0%†
Tupperware Brands Corp.	3,028	230,734

Household Products - 0.4%
Church & Dwight Co., Inc.	3,440	198,798
Colgate-Palmolive Co.	25,610	2,749,745
Kimberly-Clark Corp.(a)	2,200	196,922
Procter & Gamble Co./The(a)	2,680	201,429
Spectrum Brands Holdings, Inc.	2,700	136,728
Unicharm Corp.(a)	4,900	259,883
		3,743,505
Independent Power Producers & Energy Traders - 0.0%†
AES Corp.	17,500	189,700
NRG Energy, Inc.(a)	7,900	189,600
		379,300
Industrial Conglomerates - 0.4%
General Electric Co.	105,000	2,339,400
Jardine Matheson Holdings Ltd.(a)	12,812	831,134
		3,170,534
Insurance - 1.4%
Allied World Assurance Co. Holdings AG	21,300	1,806,879
American International Group, Inc.*	215,511	8,152,781
Axis Capital Holdings Ltd.	2,000	76,540
Berkshire Hathaway, Inc., Class B*	14,244	1,380,671
CNA Financial Corp.	5,200	161,980
Validus Holdings Ltd.(a)	28,000	1,019,480
		12,598,331
Internet & Catalog Retail - 0.6%
Expedia, Inc.(a)	58,013	3,785,348
Liberty Interactive Corp., Class A*(a)	57,553	1,223,577
		5,008,925
Internet Software & Services - 0.9%
AOL, Inc.*	13,600	416,840
IAC/InterActiveCorp(a)	25,400	1,047,750
United Online, Inc.(a)	61,300	407,032
VeriSign, Inc.*(a)	129,009	5,600,281
		7,471,903
IT Services - 1.3%
Booz Allen Hamilton Holding Corp.	26,000	360,360
CACI International, Inc., Class A*	29,400	1,576,722
Cardtronics, Inc.*	100,000	2,589,000
Computer Sciences Corp.	19,200	802,560
CoreLogic, Inc.*	17,500	459,200
CSG Systems International, Inc.*	33,900	638,337
Global Cash Access Holdings, Inc.*(a)	9,500	71,725
International Business Machines Corp.(a)	920	186,824
Lender Processing Services, Inc.(a)	61,500	1,478,460
Mastercard, Inc., Class A(a)	5,000	2,592,000
Unisys Corp.*(a)	46,000	1,021,660
		11,776,848

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc.*	25,500	1,053,660
Thermo Fisher Scientific, Inc.(a)	10,818	780,411
		1,834,071
Machinery - 0.8%
Columbus McKinnon Corp.*	24,756	468,384
Crane Co.	1,800	90,504
Hyster-Yale Materials Handling, Inc.(a)	22,300	1,119,014
Oshkosh Corp.*(a)	14,200	556,356
Pentair Ltd.(a)	94,586	4,793,618
		7,027,876
Media - 2.2%
Belo Corp., Class A	7,300	61,831
British Sky Broadcasting Group plc	15,610	202,392
Cinemark Holdings, Inc.	87,600	2,465,064
Cogeco Cable, Inc.	75,000	3,211,601
DIRECTV*(a)	16,300	833,582
DISH Network Corp., Class A	55,921	2,084,176
Gannett Co., Inc.(a)	28,200	553,566
Liberty Media Corp.*(a)	27,465	3,062,622
Nexstar Broadcasting Group, Inc., Class A*(a)	7,900	113,602
Reed Elsevier N.V.(a)	114,911	1,785,719
Scholastic Corp.(a)	4,800	142,368
Sinclair Broadcast Group, Inc., Class A(a)	43,600	600,808
Sirius XM Radio, Inc.(a)	726,527	2,281,295
Valassis Communications, Inc.(a)	17,400	488,244
Walt Disney Co./The(a)	31,614	1,703,362
		19,590,232
Metals & Mining - 0.3%
Kaiser Aluminum Corp.(a)	13,300	826,728
Nucor Corp.(a)	29,503	1,357,433
Reliance Steel & Aluminum Co.(a)	2,200	142,384
Worthington Industries, Inc.(a)	15,300	420,444
		2,746,989
Multiline Retail - 1.2%
Dillard's, Inc., Class A(a)	10,800	911,628
Dollar General Corp.*(a)	90,317	4,174,452
Kohl's Corp.(a)	35,900	1,661,811
Macy's, Inc.(a)	36,900	1,457,919
Nordstrom, Inc.(a)	41,600	2,297,568
Saks, Inc.*(a)	29,800	322,138
		10,825,516
Multi-Utilities - 0.2%
Ameren Corp.	18,300	593,652
Centrica plc	35,570	197,562
Consolidated Edison, Inc.	3,490	198,511
Dominion Resources, Inc.(a)	3,620	195,878
PG&E Corp.(a)	4,730	201,687
Vectren Corp.(a)	5,500	173,580
Wisconsin Energy Corp.(a)	5,120	201,882
		1,762,752

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	30,563	2,445,651
BP plc	67,200	497,458
Comstock Resources, Inc.*	46,800	682,812
Contango Oil & Gas Co.	14,400	618,192
CVR Energy, Inc.*	9,700	569,875
Delek US Holdings, Inc.(a)	31,100	1,056,467
Enbridge, Inc.	11,250	492,075
EPL Oil & Gas, Inc.*(a)	63,400	1,550,764
Gran Tierra Energy, Inc.*(a)	250,500	1,335,165
Halcon Resources Corp.*(a)	250,000	1,910,000
Hess Corp.(a)	57,186	3,840,612
HollyFrontier Corp.(a)	5,600	292,432
Inpex Corp.(a)	240	1,391,000
Kinder Morgan, Inc.(a)	67,968	2,546,081
Marathon Petroleum Corp.(a)	2,000	148,420
Newfield Exploration Co.*(a)	1,900	56,050
Pembina Pipeline Corp.(a)	8,450	245,180
Penn Virginia Corp.(a)	121,100	519,519
Plains All American Pipeline LP	4,875	256,913
QEP Resources, Inc.(a)	48,887	1,434,833
Rosetta Resources, Inc.*(a)	3,700	196,174
Royal Dutch Shell plc, Class A(a)	40,023	1,418,902
Tesoro Corp.(a)	31,500	1,533,735
TransCanada Corp.(a)	10,100	478,437
Valero Energy Corp.(a)	7,700	336,721
Western Refining, Inc.(a)	26,400	887,832
Whiting Petroleum Corp.*(a)	2,600	123,708
		26,865,008
Paper & Forest Products - 0.1%
International Paper Co.	2,700	111,834
KapStone Paper and Packaging Corp.(a)	13,300	319,200
Schweitzer-Mauduit International, Inc.(a)	3,200	130,368
		561,402
Personal Products - 0.6%
Estee Lauder Cos., Inc./The, Class A(a)	23,670	1,442,213
Herbalife Ltd.(a)	63,305	2,299,237
Kao Corp.(a)	3,200	91,824
Medifast, Inc.*(a)	36,200	887,986
Nu Skin Enterprises, Inc., Class A(a)	2,100	88,956
Pola Orbis Holdings, Inc.(a)	4,400	133,908
Prestige Brands Holdings, Inc.*(a)	6,900	148,005
		5,092,129
Pharmaceuticals - 0.8%
AbbVie, Inc.	34,109	1,251,459
Aspen Pharmacare Holdings, Ltd.*	15,080	277,882
Auxilium Pharmaceuticals, Inc.*	28,300	520,720
Bristol-Myers Squibb Co.	5,370	194,072
Eli Lilly & Co.(a)	3,660	196,505
Endocyte, Inc.*(a)	22,200	222,666
GlaxoSmithKline plc(a)	8,700	199,453

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Johnson & Johnson(a)	2,680	198,106
Merck & Co., Inc.(a)	4,530	195,923
Novartis AG(a)	2,920	198,934
Novo Nordisk A/S, Class B(a)	2,370	436,069
Pfizer, Inc.(a)	7,080	193,142
Pozen, Inc.*(a)	16,200	86,022
Roche Holding AG(a)	3,210	710,394
Sawai Pharmaceutical Co. Ltd.(a)	4,200	431,276
Sucampo Pharmaceuticals, Inc., Class A*(a)	6,880	35,707
Warner Chilcott plc, Class A(a)	126,900	1,798,173
		7,146,503
Professional Services - 0.3%
Verisk Analytics, Inc., Class A*(a)	46,900	2,587,004

Real Estate Investment Trusts (REITs) - 1.3%
Ashford Hospitality Trust, Inc.	104,660	1,213,009
Brandywine Realty Trust	30,600	389,538
British Land Co. plc	33,000	294,140
CBL & Associates Properties, Inc.	65,900	1,416,191
CommonWealth REIT	5,656	92,985
Corio N.V.	2,000	97,123
Great Portland Estates plc	12,900	99,535
Land Securities Group plc	28,400	361,690
Lexington Realty Trust	43,300	476,300
Parkway Properties, Inc.	30,500	483,120
RLJ Lodging Trust	84,100	1,758,531
Spirit Realty Capital, Inc.	83,160	1,618,294
STAG Industrial, Inc.(a)	12,400	244,528
Sunstone Hotel Investors, Inc.*	66,500	769,405
Tanger Factory Outlet Centers	3,400	120,428
Taubman Centers, Inc.	13,500	1,100,250
Unibail-Rodamco SE	1,700	401,753
		10,936,820
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*	128,742	2,778,252
Deutsche Euroshop AG(a)	500	21,297
Deutsche Wohnen AG(a)	1,400	26,955
GAGFAH S.A.*	1,600	19,574
GSW Immobilien AG(a)	500	21,338
TAG Immobilien AG(a)	1,600	19,411
		2,886,827
Road & Rail - 1.4%
Amerco, Inc.	4,540	610,448
Canadian Pacific Railway Ltd.	15,597	1,801,921
Celadon Group, Inc.	62,600	1,240,106
CSX Corp.	110,000	2,423,300
Hertz Global Holdings, Inc.*(a)	116,600	2,131,448
Quality Distribution, Inc.*(a)	375,000	2,778,751
Swift Transportation Co.*	6,000	81,960
Union Pacific Corp.(a)	7,637	1,003,960
		12,071,894

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries, Inc.*(a)	74,200	839,944

Software - 0.9%
AVG Technologies N.V.*	109,090	1,494,533
BMC Software, Inc.*	41,500	1,724,325
Fair Isaac Corp.(a)	15,400	694,078
Netscout Systems, Inc.*(a)	58,600	1,525,358
Rovi Corp.*(a)	27,600	477,204
Sage Group plc/The(a)	37,880	193,871
Symantec Corp.*(a)	72,000	1,567,440
		7,676,809
Specialty Retail - 4.0%
Aaron's, Inc.	4,100	121,565
American Eagle Outfitters, Inc.	59,600	1,204,516
ANN, Inc.*	36,600	1,128,744
AutoNation, Inc.*	45,500	2,206,750
AutoZone, Inc.*	12,300	4,547,310
Big 5 Sporting Goods Corp.	21,400	296,818
Brown Shoe Co., Inc.	53,700	925,788
Chico's FAS, Inc.	145,500	2,608,815
Children's Place Retail Stores, Inc./The*	26,300	1,310,792
Christopher & Banks Corp.*	18,200	112,840
Express, Inc.*(a)	43,300	795,854
Finish Line, Inc./The, Class A(a)	4,700	87,608
Foot Locker, Inc.(a)	64,700	2,222,445
Francesca's Holdings Corp.*(a)	29,100	826,440
GNC Holdings, Inc., Class A(a)	32,200	1,157,268
Group 1 Automotive, Inc.(a)	18,300	1,239,642
Haverty Furniture Cos., Inc.(a)	23,846	429,228
Home Depot, Inc./The(a)	77,536	5,188,708
Lithia Motors, Inc., Class A(a)	39,300	1,700,511
MarineMax, Inc.*(a)	14,574	170,224
Men's Wearhouse, Inc./The(a)	600	18,210
O'Reilly Automotive, Inc.*(a)	7,748	717,852
Restoration Hardware Holdings, Inc.*(a)	11,200	403,200
Sears Hometown and Outlet Stores, Inc.*(a)	18,774	735,002
Select Comfort Corp.*(a)	15,900	350,118
Stage Stores, Inc.(a)	12,000	274,200
Staples, Inc.(a)	20,800	280,384
Tiffany & Co.(a)	34,146	2,245,100
TJX Cos., Inc.(a)	27,200	1,228,896
West Marine, Inc.*(a)	6,000	71,880
		34,606,708
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.*	4,000	240,920
Coach, Inc.	12,557	640,407
Hanesbrands, Inc.*(a)	16,900	633,412
Hermes International(a)	579	188,247
Jones Group, Inc./The(a)	13,377	160,524
		1,863,510

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Thrifts & Mortgage Finance - 0.4%
HomeStreet, Inc.*(a)	27,011	681,217
Nationstar Mortgage Holdings, Inc.*(a)	26,100	941,949
Ocwen Financial Corp.*(a)	42,299	1,648,392
Washington Federal, Inc.(a)	26,800	471,412
		3,742,970
Tobacco - 1.4%
Altria Group, Inc.	38,380	1,292,638
British American Tobacco plc	35,860	1,865,282
Imperial Tobacco Group plc(a)	34,920	1,298,734
Japan Tobacco, Inc.(a)	40,900	1,273,359
Lorillard, Inc.(a)	32,570	1,272,510
Philip Morris International, Inc.(a)	14,530	1,280,965
Reynolds American, Inc.(a)	29,320	1,289,494
Swedish Match AB(a)	34,150	1,281,595
Universal Corp.(a)	26,500	1,441,070
		12,295,647
Trading Companies & Distributors - 0.3%
DXP Enterprises, Inc.*(a)	3,800	216,220
MRC Global, Inc.*(a)	22,400	688,352
MSC Industrial Direct Co., Inc., Class A(a)	22,780	1,802,354
		2,706,926
Water Utilities - 0.2%
American Water Works Co., Inc.	26,000	995,280
Severn Trent plc(a)	7,670	197,310
United Utilities Group plc(a)	16,820	195,272
		1,387,862
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc.*(a)	27,200	272,816
MTN Group Ltd.(a)	28,320	554,372
NTELOS Holdings Corp.(a)	52,707	681,502
Sprint Nextel Corp.*(a)	480,000	2,702,400
Vodacom Group Ltd.(a)	20,370	284,134
		4,495,224
Total Common Stocks
(Cost $445,116,035)		469,013,583
	Shares	Value
PREFERRED STOCKS-0.4%
Automobiles - 0.3%
Porsche Automobil Holding SE	28,292	$2,462,394

Consumer Finance - 0.1%
Ally Financial, Inc.*(b)	1,000	976,031

Household Products - 0.0%†
Henkel AG & Co. KGaA	2,240	197,787

Total Preferred Stocks
(Cost $3,574,031)		3,636,212

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

	Shares	Value
INVESTMENT COMPANY-12.1%
Estlander Cayman Blocker Fund *	10,422,472	$105,469,164

Total Investment Company
(Cost $104,357,000)		105,469,164
	Shares	Value
EXCHANGE TRADED FUNDS-4.3%
ETFS Agriculture DJ-UBSCI*	946,000	$7,854,165
ETFS Physical Gold/Jersey*	27,300	4,440,618
iShares MSCI EAFE Index Fund	85,000	5,013,300
PowerShares DB Agriculture Fund*	284,000	7,926,440
Source Markets plc - Technology S&P US Select Sector Source ETF*	11,000	734,250
SPDR Gold Shares*	62,629	10,095,795
Technology Select Sector SPDR Fund	59,000	1,734,600
Total Exchange Traded Funds
(Cost $37,821,522)		37,799,168

	Principal Amount	Value
CORPORATE BONDS-11.9%
Airlines - 0.4%
American Airlines 2011-1 Class B Pass Through Trust 7.00%, 1/31/2018(b)	$1,852,126	$1,944,732
American Airlines 2011-2 Class A Pass Through Trust 8.63%, 4/15/2023	239,734	251,720
American Airlines, Inc.(b)(c)
7.50%, 3/15/2016(b)(c)	1,000,000	1,127,500
13.00%, 8/1/2016	107,119	112,475
		3,436,427
Auto Components - 0.1%
Continental Rubber Of America Corp. 4.50%, 9/15/2019(b)	1,000,000	1,025,000

Automobiles - 0.2%
Fiat Industrial Finance Europe S.A. 6.25%, 3/9/2018	1,000,000	1,508,176

Capital Markets - 0.1%
Nuveen Investments, Inc. 9.13%, 10/15/2017(b)	1,000,000	1,015,000

Chemicals - 1.0%
Ciech Group Financing AB 9.50%, 11/30/2019	1,000,000	1,471,516
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	3,000,000	3,060,000
LyondellBasell Industries N.V. 5.00%, 4/15/2019	3,785,000	4,181,242
		8,712,758
Commercial Banks - 0.4%
Bank of Ireland 10.00%, 7/30/2016	1,000,000	1,398,035
CIT Group, Inc. 5.00%, 5/15/2017	1,000,000	1,072,500
KBC Bank N.V. 8.00%, 1/25/2023(d)	1,000,000	987,500
		3,458,035

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Commercial Services & Supplies - 0.1%
Ence Energia y Celulosa S.A 7.25%, 2/15/2020	145,000	195,404
Iron Mountain, Inc. 5.75%, 8/15/2024	1,000,000	1,015,000
		1,210,404
Communications Equipment - 0.0%†
HellermannTyton Finance plc 5.31%, 12/15/2017(d)	150,000	206,470

Computers & Peripherals - 0.5%
Dell, Inc. 3.10%, 4/1/2016	4,136,000	4,296,598

Containers & Packaging - 0.3%
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017	1,000,000	1,459,635
Sealed Air Corp. 8.13%, 9/15/2019(a)(b)	1,000,000	1,145,000
		2,604,635
Distributors - 0.6%
HD Supply, Inc. 10.50%, 1/15/2021(b)	5,044,000	5,195,320

Diversified Telecommunication Services - 0.9%
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/2016(b)	2,000,000	2,810,000
tw telecom holdings, inc. 5.38%, 10/1/2022(a)	1,000,000	1,060,000
Windstream Corp. 7.00%, 3/15/2019(a)	1,000,000	1,022,500
Zayo Group LLC / Zayo Capital, Inc. 10.13%, 7/1/2020(a)	2,227,000	2,605,590
		7,498,090
Electronic Equipment & Instruments - 0.2%
Techem GmbH 6.13%, 10/1/2019(a)	1,000,000	1,447,714

Electronic Equipment, Instruments & Components - 0.1%
Sanmina Corp. 7.00%, 5/15/2019(a)(b)	1,000,000	1,040,000

Food & Staples Retailing - 0.2%
CVS Pass-Through Trust 5.88%, 1/10/2028	1,684,042	1,902,750

Gas Utilities - 0.4%
Enterprise Products Operating LLC 5.70%, 2/15/2042	3,000,000	3,417,299

Health Care Providers & Services - 0.2%
HealthSouth Corp. 5.75%, 11/1/2024	1,000,000	1,020,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75%, 2/1/2019(a)	1,000,000	1,067,500
		2,087,500
Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment Operating Co., Inc. 8.50%, 2/15/2020	1,000,000	1,010,000
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, 2/15/2020(b)	100,000	102,500
Carlson Wagonlit BV 7.50%, 6/15/2019	1,000,000	1,473,213
CCM Merger, Inc. 9.13%, 5/1/2019(b)	1,000,000	1,015,000
CityCenter Holdings LLC / CityCenter Finance Corp. 10.75%, 1/15/2017	2,817,000	3,112,785
		6,713,498

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Household Products - 0.0%†
Zobele Holding SpA 7.88%, 2/1/2018	291,000	397,589

Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. 6.63%, 3/15/2023(b)	1,000,000	1,085,000

Insurance - 0.6%
AG2R La Mondiale Vie 5.88%, 12/31/2049(d)	1,000,000	1,117,620
CNP Assurances 6.88%, 9/30/2041(d)	1,000,000	1,363,707
Hub International Ltd. 8.13%, 10/15/2018(b)	1,000,000	1,042,500
Swiss Life AG Via JP Morgan Bank Luxembourg S.A. 5.00%, 12/31/2049(d)	1,000,000	1,300,093
		4,823,920
Machinery - 0.1%
Heidelberger Druckmaschinen AG 9.25%, 4/15/2018	500,000	627,982

Media - 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 2/15/2023	250,000	248,750
Cinemark USA, Inc. 5.13%, 12/15/2022(b)	500,000	508,750
Interpublic Group of Cos., Inc./The 3.75%, 2/15/2023	1,200,000	1,174,393
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 9/15/2022(a)	1,000,000	1,369,002
WMG Acquisition Corp. 6.25%, 1/15/2021(a)	1,000,000	1,391,745
		4,692,640
Metals & Mining - 0.1%
Northland Resources AB 13.00%, 3/6/2017(b)	1,000,000	745,000

Oil & Gas - 1.1%
Linn Energy LLC / Linn Energy Finance Corp. 7.75%, 2/1/2021	1,000,000	1,075,000
Offshore Group Investment Ltd. 7.50%, 11/1/2019(a)(b)	1,000,000	1,025,278
Pacific Drilling V Ltd. 7.25%, 12/1/2017(a)(b)	1,000,000	1,050,000
Petrohawk Energy Corp. 7.25%, 8/15/2018(a)	5,000,000	5,631,250
SandRidge Energy, Inc. 7.50%, 3/15/2021(a)	1,000,000	1,065,000
		9,846,528
Oil, Gas & Consumable Fuels - 1.4%
Energy Transfer Partners LP
6.05%, 6/1/2041	920,000	1,015,286
6.50%, 2/1/2042	1,007,000	1,168,970
Nexen, Inc. 6.40%, 5/15/2037	4,000,000	5,110,881
Plains Exploration & Production Co.
6.50%, 11/15/2020	1,000,000	1,111,250
6.75%, 2/1/2022(a)	2,890,000	3,269,313
		11,675,700
Paper & Forest Products - 0.2%
Smurfit Kappa Acquisitions 5.13%, 9/15/2018(a)	1,000,000	1,425,690

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Pharmaceuticals - 0.2%
Rottapharm Ltd. 6.13%, 11/15/2019(a)	1,000,000	1,408,745

Road & Rail - 0.2%
HDTFS, Inc. 5.88%, 10/15/2020(b)	1,000,000	1,075,000
Neff Rental LLC / Neff Finance Corp. 9.63%, 5/15/2016(b)	1,000,000	1,048,750
		2,123,750
Software - 0.5%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(b)	4,049,000	4,160,348

Wireless Telecommunication Services - 0.4%
Cricket Communications, Inc. 7.75%, 5/15/2016	1,000,000	1,058,750
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	1,000,000	1,086,250
Sprint Nextel Corp. 9.00%, 11/15/2018(b)	1,275,000	1,581,000
		3,726,000
Total Corporate Bonds
(Cost $102,842,797)		103,514,566
	Principal Amount	Value
MUNICIPAL BONDS-0.8%
California - 0.0%†
Golden State Tobacco Securitization Corp. 4.50%, 6/1/2027	$365,000	$345,746

Illinois - 0.0%†
Village of Elk Grove 3.25%, 1/1/2038	265,000	247,788

Indiana - 0.1%
Indiana Finance Authority 3.75%, 10/1/2037	595,000	579,447

Maine - 0.0%†
Maine Health & Higher Educational Facilities Authority 5.00%, 7/1/2043	200,000	217,874

New York - 0.0%†
Triborough Bridge & Tunnel Authority 3.13%, 11/15/2032	40,000	39,562

Ohio - 0.4%
Buckeye Tobacco Settlement Financing Authority 5.13%, 6/1/2024	3,107,000	2,880,655

Oregon - 0.1%
Deschutes & Jefferson Counties School District No. 2J Redmond/Oregon 3.00%, 6/15/2033	680,000	663,435

Texas - 0.2%

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Dallas-Fort Worth International Airport Facilities Improvement Corp. 5.50%, 11/1/2030(c)	1,760,000	1,652,816

Total Municipal Bonds
(Cost $6,549,681)		6,627,323
	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITY - 0.6%
U.S. Treasury Bond 2.75%, 8/15/2042	$5,496,000	$5,065,294

Total U.S. Government Agency Security
(Cost $5,124,301)		5,065,294

	Contracts	Value
PURCHASED OPTIONS - 0.0%
Call Options Purchased - 0.0%†
Anadarko Petroleum Corp., Call, Mar 2013 @ 95	200	$6,400
Devon Energy Corp., Call, Apr 2013 @ 60	306	48,960
J.C. Penny Co., Inc., Call, Mar 2013 @ 23	92	9,200
Occidental Petroleum Corp., Call, Mar 2013 @ 92.5	240	17,040
		81,600
Put Options Purchased - 0.0%†
Research In Motion Ltd., Put, Mar 2013 @ 12	306	32,742
S&P500 Index, Put, Mar 2013 @ 1500	94	244,400
SPDR Energy Select Sector ETF, Put, Mar 2013 @ 76	151	19,479
		296,621
Total Purchased Options
(Cost $366,087)		378,221

Total Long Investment Securities
(Cost $705,751,454)		731,503,531

	Shares	Value
Securities Sold Short
COMMON STOCKS-(16.2%)
Air Freight & Logistics - (0.1%)
CH Robinson Worldwide, Inc.	(6,500)	$(429,975)
Expeditors International of Washington, Inc.	(3,600)	(154,440)
		(584,415)
Auto Components - (0.1%)
Gentex Corp.	(63,000)	(1,205,190)

Automobiles - (0.1%)
Tesla Motors, Inc.*	(18,800)	(705,188)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Beverages - (0.1%)
Coca-Cola Enterprises, Inc.	(15,000)	(523,050)
Monster Beverage Corp.*	(16,100)	(771,190)
		(1,294,240)
Biotechnology - (0.1%)
Cepheid, Inc.*	(11,400)	(412,908)
Clovis Oncology, Inc.*	(10,104)	(199,453)
Seattle Genetics, Inc.*	(19,200)	(565,440)
		(1,177,801)
Building Products - (0.1%)
USG Corp.*	(15,400)	(452,606)

Capital Markets - (0.5%)
Charles Schwab Corp./The	(50,600)	(836,418)
Cohen & Steers, Inc.	(14,600)	(480,194)
Deutsche Bank AG	(11,294)	(585,950)
Financial Engines, Inc.*	(52,474)	(1,745,285)
FXCM, Inc., Class A	(5,000)	(59,950)
WisdomTree Investments, Inc.*	(48,400)	(418,660)
		(4,126,457)
Chemicals - (0.3%)
Calgon Carbon Corp.*	(33,500)	(537,340)
Praxair, Inc.	(4,570)	(504,391)
Sigma-Aldrich Corp.	(23,400)	(1,809,522)
		(2,851,253)
Commercial Banks - (0.1%)
Hancock Holding Co.	(13,200)	(398,904)
TCF Financial Corp.	(25,000)	(341,500)
UMB Financial Corp.	(1,400)	(61,978)
United Bankshares, Inc.	(11,800)	(300,782)
		(1,103,164)
Commercial Services & Supplies - (0.4%)
ACCO Brands Corp.*	(42,100)	(350,693)
Copart, Inc.*	(45,000)	(1,615,950)
Interface, Inc.	(100,000)	(1,678,000)
		(3,644,643)
Communications Equipment - (0.2%)
Acme Packet, Inc.*	(11,200)	(270,704)
Infinera Corp.*	(103,100)	(735,103)
ViaSat, Inc.*	(17,400)	(668,334)
		(1,674,141)
Computers & Peripherals - (0.0%)†
Stratasys Ltd.*	(4,700)	(368,856)

Construction Materials - (0.1%)
Vulcan Materials Co.	(14,300)	(808,808)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Consumer Finance - (0.1%)
First Cash Financial Services, Inc.*	(24,000)	(1,279,440)

Containers & Packaging - 0.0%†
Aptargroup, Inc.	(1,800)	(92,754)

Diversified Consumer Services - (0.3%)
K12, Inc.*	(37,500)	(692,250)
Sotheby's	(43,100)	(1,548,152)
		(2,240,402)
Diversified Financial Services - (0.3%)
CME Group, Inc.	(20,500)	(1,185,720)
IntercontinentalExchange, Inc.*	(7,730)	(1,072,538)
MarketAxess Holdings, Inc.	(17,700)	(669,237)
		(2,927,495)
Diversified Telecommunication Services - (0.1%)
Level 3 Communications, Inc.*	(31,300)	(745,566)
Windstream Corp.	(49,800)	(485,052)
		(1,230,618)
Electric Utilities - (0.4%)
Duke Energy Corp.	(26,000)	(1,787,240)
FirstEnergy Corp.	(24,000)	(971,760)
Northeast Utilities	(1,300)	(52,949)
Pepco Holdings, Inc.	(23,200)	(452,864)
		(3,264,813)
Electrical Equipment - (0.0%)†
Polypore International, Inc.*	(3,800)	(146,642)

Electronic Equipment, Instruments & Components - (0.6%)
FARO Technologies, Inc.*	(23,446)	(778,642)
InvenSense, Inc.*	(91,900)	(1,341,740)
IPG Photonics Corp.	(4,900)	(320,852)
Maxwell Technologies, Inc.*	(10,400)	(100,568)
National Instruments Corp.	(37,600)	(1,067,840)
Rofin-Sinar Technologies, Inc.*	(3,200)	(82,016)
Universal Display Corp.*	(62,600)	(1,741,532)
		(5,433,190)
Energy Equipment & Services - (0.4%)
Core Laboratories NV	(7,240)	(924,114)
FMC Technologies, Inc.*	(26,000)	(1,231,100)
Lufkin Industries, Inc.	(28,300)	(1,638,853)
		(3,794,067)
Food & Staples Retailing - (0.6%)
Casey's General Stores, Inc.	(5,300)	(290,069)
Fresh Market, Inc./The*	(27,200)	(1,329,808)
Susser Holdings Corp.*	(11,500)	(481,390)
Sysco Corp.	(24,600)	(781,542)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Walgreen Co.	(58,800)	(2,349,648)
Wal-Mart Stores, Inc.	(3,700)	(258,815)
		(5,491,272)
Food Products - (0.2%)
Annie's, Inc.*	(23,100)	(828,366)
Mead Johnson Nutrition Co.	(13,000)	(988,000)
		(1,816,366)
Gas Utilities - (0.2%)
New Jersey Resources Corp.	(30,100)	(1,265,103)
South Jersey Industries, Inc.	(3,900)	(211,692)
		(1,476,795)
Health Care Equipment & Supplies - (0.5%)
Endologix, Inc.*	(53,300)	(817,089)
IDEXX Laboratories, Inc.*	(8,400)	(799,764)
Insulet Corp.*	(66,500)	(1,534,155)
Intuitive Surgical, Inc.*	(850)	(488,223)
NxStage Medical, Inc.*	(45,800)	(535,860)
Spectranetics Corp.*	(11,200)	(186,592)
Volcano Corp.*	(15,300)	(383,112)
		(4,744,795)
Health Care Providers & Services - (0.5%)
Acadia Healthcare Co., Inc.*	(9,800)	(250,586)
Accretive Health, Inc.*	(87,500)	(1,129,625)
HMS Holdings Corp.*	(44,800)	(1,221,248)
IPC The Hospitalist Co., Inc.*	(14,600)	(622,544)
MWI Veterinary Supply, Inc.*	(10,000)	(1,123,100)
		(4,347,103)
Health Care Technology - (0.1%)
athenahealth, Inc.*	(4,200)	(363,174)
Greenway Medical Technologies*	(38,259)	(570,059)
		(933,233)
Hotels, Restaurants & Leisure - (0.6%)
Darden Restaurants, Inc.	(25,100)	(1,167,150)
DineEquity, Inc.*	(21,500)	(1,575,090)
Domino's Pizza, Inc.	(25,600)	(1,192,192)
Dunkin' Brands Group, Inc.	(2,000)	(73,020)
Vail Resorts, Inc.	(31,200)	(1,648,920)
		(5,656,372)
Household Durables - (0.1%)
Lennar Corp., Class A	(7,700)	(319,858)
Standard Pacific Corp.*	(30,900)	(256,470)
		(576,328)
Independent Power Producers & Energy Traders - (0.1%)
Atlantic Power Corp.	(103,700)	(1,274,473)

Industrial Conglomerates - (0.1%)
Raven Industries, Inc.	(20,900)	(562,837)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Insurance - (0.4%)
Arthur J Gallagher & Co.	(40,000)	(1,478,000)
Brown & Brown, Inc.	(22,900)	(626,086)
Markel Corp.*	(3,410)	(1,623,603)
		(3,727,689)
Internet & Catalog Retail - (0.2%)
Amazon.com, Inc.*	(1,020)	(270,810)
HomeAway, Inc.*	(7,900)	(189,363)
TripAdvisor, Inc.*	(22,600)	(1,045,928)
		(1,506,101)
Internet Software & Services - (0.1%)
Angie's List, Inc.*	(7,000)	(87,850)
Equinix, Inc.*	(1,970)	(424,397)
		(512,247)
IT Services - (0.2%)
Paychex, Inc.	(15,400)	(502,502)
ServiceSource International, Inc.*	(127,200)	(769,560)
Teradata Corp.*	(8,600)	(573,276)
		(1,845,338)
Machinery - (0.6%)
Chart Industries, Inc.*	(16,300)	(1,078,897)
CLARCOR, Inc.	(15,900)	(802,314)
Colfax Corp.*	(39,300)	(1,753,173)
PACCAR, Inc.	(37,500)	(1,764,750)
Pentair Ltd.	(3,700)	(187,516)
		(5,586,650)
Media - (0.3%)
DreamWorks Animation SKG, Inc., Class A*	(55,400)	(964,514)
Pandora Media, Inc.*	(154,900)	(1,784,448)
		(2,748,962)
Metals & Mining - (0.0%)†
Molycorp, Inc.*	(4,800)	(35,424)

Multiline Retail - (0.6%)
Bon-Ton Stores, Inc./The	(43,468)	(545,523)
Family Dollar Stores, Inc.	(7,400)	(419,580)
Fred's, Inc., Class A	(8,700)	(115,014)
J.C. Penney Co., Inc.	(108,900)	(2,213,937)
Sears Holdings Corp.*	(37,900)	(1,779,405)
		(5,073,459)
Oil, Gas & Consumable Fuels - (0.9%)
Approach Resources, Inc.*	(43,600)	(1,159,324)
Cheniere Energy, Inc.*	(15,900)	(337,557)
Cobalt International Energy, Inc.*	(10,100)	(244,521)
Endeavour International Corp.*	(47,700)	(259,488)
Gulfport Energy Corp.*	(7,100)	(293,017)
Halcon Resources Corp.*	(35,500)	(271,220)
Kinder Morgan, Inc.	(9,600)	(359,616)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Kodiak Oil & Gas Corp.*	(9,600)	(88,320)
PDC Energy, Inc.*	(31,900)	(1,181,257)
Range Resources Corp.	(8,800)	(591,096)
Solazyme, Inc.*	(146,955)	(1,153,597)
Spectra Energy Corp.	(60,600)	(1,683,468)
Williams Cos., Inc./The	(2,000)	(70,100)
		(7,692,581)
Personal Products - (0.2%)
Avon Products, Inc.	(9,700)	(164,706)
Elizabeth Arden, Inc.*	(11,700)	(449,397)
Estee Lauder Cos., Inc./The, Class A	(16,200)	(987,066)
		(1,601,169)
Pharmaceuticals - (0.1%)
Repros Therapeutics, Inc.*	(26,800)	(316,508)
ViroPharma, Inc.*	(8,400)	(223,944)
		(540,452)
Professional Services - (0.2%)
Advisory Board Co./The*	(15,700)	(851,411)
IHS, Inc., Class A*	(5,380)	(553,602)
		(1,405,013)
Real Estate Investment Trusts (REITs) - (1.2%)
AvalonBay Communities, Inc.	(6,510)	(844,933)
Boston Properties, Inc.	(7,850)	(826,448)
BRE Properties, Inc.	(1,200)	(61,056)
Digital Realty Trust, Inc.	(2,400)	(162,984)
Equity Residential	(8,300)	(459,737)
Health Care REIT, Inc.	(1,700)	(106,828)
Healthcare Realty Trust, Inc.	(45,400)	(1,156,792)
Hospitality Properties Trust	(43,800)	(1,104,636)
Inland Real Estate Corp.	(30,741)	(279,128)
Medical Properties Trust, Inc.	(47,300)	(636,185)
Omega Healthcare Investors, Inc.	(10,600)	(270,936)
Prologis, Inc.	(44,000)	(1,755,600)
Rayonier, Inc.	(20,600)	(1,109,104)
Realty Income Corp.	(15,300)	(668,304)
Regency Centers Corp.	(3,600)	(179,388)
Sun Communities, Inc.	(2,100)	(90,195)
Washington Real Estate Investment Trust	(22,000)	(626,560)
		(10,338,814)
Real Estate Management & Development - (0.2%)
St. Joe Co./The*	(50,400)	(1,184,400)
Zillow, Inc., Class A*	(9,200)	(348,128)
		(1,532,528)
Semiconductors & Semiconductor Equipment - (0.4%)
Hittite Microwave Corp.*	(9,800)	(601,524)
Microchip Technology, Inc.	(53,200)	(1,779,540)
Monolithic Power Systems, Inc.	(6,000)	(139,800)
Rubicon Technology, Inc.*	(94,217)	(633,138)
Veeco Instruments, Inc.*	(4,800)	(150,960)
		(3,304,962)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Software - (0.6%)
Blackbaud, Inc.	(22,200)	(553,224)
BroadSoft, Inc.*	(3,600)	(122,292)
Concur Technologies, Inc.*	(3,300)	(220,770)
Guidewire Software, Inc.*	(8,300)	(274,896)
Imperva, Inc.*	(51,700)	(1,773,310)
Jive Software, Inc.*	(96,500)	(1,479,345)
NetSuite, Inc.*	(6,400)	(449,472)
VirnetX Holding Corp.*	(3,200)	(111,744)
		(4,985,053)
Specialty Retail - (2.2%)
America's Car-Mart, Inc.*	(15,193)	(604,985)
Ascena Retail Group, Inc.*	(61,900)	(1,049,205)
AutoZone, Inc.*	(3,220)	(1,190,434)
Cabela's, Inc.*	(23,800)	(1,228,556)
Cato Corp./The, Class A	(46,700)	(1,287,519)
Citi Trends, Inc.*	(17,811)	(230,474)
Coldwater Creek, Inc.*	(17,200)	(65,188)
Genesco, Inc.*	(13,600)	(847,688)
Guess?, Inc.	(45,300)	(1,227,177)
Hot Topic, Inc.	(14,700)	(163,170)
Jos. A. Bank Clothiers, Inc.*	(7,900)	(320,266)
Ltd. Brands, Inc.	(25,700)	(1,234,114)
Lumber Liquidators Holdings, Inc.*	(20,600)	(1,219,108)
Mattress Firm Holding Corp.*	(9,100)	(255,164)
Monro Muffler Brake, Inc.	(42,300)	(1,532,107)
OfficeMax, Inc.	(77,800)	(838,684)
Pier 1 Imports, Inc.	(56,200)	(1,218,978)
rue21, inc.*	(4,500)	(133,695)
Tiffany & Co.	(15,600)	(1,025,700)
Tractor Supply Co.	(14,500)	(1,503,215)
Ulta Salon Cosmetics & Fragrance, Inc.	(14,850)	(1,452,627)
		(18,628,054)
Textiles, Apparel & Luxury Goods - (0.2%)
Coach, Inc.	(12,500)	(637,500)
Deckers Outdoor Corp.*	(29,300)	(1,170,535)
Under Armour, Inc., Class A*	(3,400)	(172,958)
		(1,980,993)
Thrifts & Mortgage Finance - (0.1%)
TFS Financial Corp.*	(79,600)	(814,308)

Trading Companies & Distributors - (0.1%)
Fastenal Co.	(21,600)	(1,073,088)
Titan Machinery, Inc.*	(3,600)	(104,076)
		(1,177,164)
Total Common Stocks
(Proceeds Received $134,406,092)		(142,322,718)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS-(12.8%)
Consumer Discretionary Select Sector SPDR Fund	(68,700)	$(3,443,931)
Consumer Staples Select Sector SPDR Fund	(81,500)	(3,004,905)
Energy Select Sector SPDR Fund	(91,800)	(7,100,730)
Financial Select Sector SPDR Fund	(155,100)	(2,695,638)
Health Care Select Sector SPDR Fund	(94,900)	(4,072,159)
Industrial Select Sector SPDR Fund	(93,216)	(3,736,097)
iShares Russell 2000 Index Fund	(329,000)	(29,484,980)
iShares Russell 2000 Value Index Fund	(50,000)	(4,000,500)
Materials Select Sector SPDR Fund	(51,200)	(1,997,824)
SPDR S&P 500 ETF Trust	(330,000)	(49,401,000)
Technology Select Sector SPDR Fund	(92,700)	(2,725,380)
Total Exchange Traded Funds
(Proceeds Received $106,831,712)		(111,663,144)

	Principal Amount	Value
CORPORATE BONDS-(0.9%)
Metals & Mining - (0.5%)
Alcoa, Inc. 5.95%, 2/1/2037	$(2,000,000)	$(1,929,227)
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040	(1,293,000)	(1,242,612)
		(3,171,839)
Oil, Gas & Consumable Fuels - (0.2%)
Devon Energy Corp. 4.75%, 5/15/2042	(1,000,000)	(1,003,684)
Hess Corp. 5.60%, 2/15/2041	(1,102,000)	(1,167,280)
		(2,170,964)
Specialty Retail - (0.2%)
Lowe's Cos., Inc. 4.65%, 4/15/2042	(2,000,000)	(2,099,837)

Total Corporate Bonds
(Proceeds Received $7,506,644)		(7,442,640)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - (1.2%)
U.S. Treasury Bond 2.75%, 8/15/2042	$(7,953,000)	$(7,329,745)
U.S. Treasury Note 1.63%, 11/15/2022	(2,869,000)	(2,778,623)
Total U.S. Government Agency Securities
(Cost $10,256,837)		(10,108,368)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Total Securities Sold Short
(Proceeds Received $259,001,285)	(271,536,870)
Total Investment Securities (Cost net of Proceeds Received $446,750,169) — 52.7%	459,966,661
Other Assets less Liabilities— 47.3%	412,825,050
Net Assets — 100.0%	$872,791,711

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At January 31, 2013, the aggregate amount held in a segregated account was $329,572,237.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(c)	Issuer is in default.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on January 31, 2013.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,524,068
Aggregate gross unrealized depreciation	(3,771,991)
Net unrealized appreciation	$25,752,077
Federal income tax cost of investments	$705,751,454

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Futures Contracts Purchased
	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)

ASX SPI200 Index Futures Contracts	AUD	108	03/21/13	$13,269,086	$13,641,388	$372,302
CBOE Volatility Index Futures Contracts	USD	120	04/16/13	2,137,042	2,004,000	(133,042)
CBOT 30 Day Federal Funds Futures Contracts	USD	139	06/28/13	57,846,597	57,843,106	(3,491)
CBOT 5 Year U.S. Treasury Note Futures Contracts	USD	22	03/28/13	2,728,173	2,722,156	(6,017)
CBOT U.S. Ten Year Note Futures Contracts	USD	53	03/19/13	6,995,192	6,957,906	(37,286)
CBT Corn Commodity Futures Contracts	USD	30	03/14/13	1,084,240	1,110,750	26,510
CBT Soybean Futures Contracts	USD	14	03/14/13	987,863	1,027,950	40,087
CME 3 Month Eurodollar Futures Contracts	USD	141	06/16/14	35,082,710	35,070,225	(12,485)
CME 3 Month Eurodollar Futures Contracts	USD	91	12/15/14	22,635,144	22,599,850	(35,294)
CME Australian Dollar Currency Futures Contracts	USD	70	03/18/13	7,355,796	7,280,000	(75,796)
CME Mexican Peso Currency Futures Contracts	USD	93	03/18/13	3,631,734	3,639,787	8,053
CMX Copper Commodity Futures Contracts	USD	20	03/26/13	1,863,917	1,866,000	2,083
COMEX Division Gold Futures Contracts	USD	4	04/26/13	662,590	664,800	2,210
DAX Index Futures Contracts	EUR	27	03/15/13	7,024,554	7,145,151	120,597
E-Mini NASDAQ 100 Futures Contracts	USD	138	03/15/13	7,563,002	7,521,000	(42,002)
E-Mini S&P 500 Futures Contracts	USD	59	03/15/13	4,266,579	4,405,235	138,657
E-mini S&P MidCap 400 Futures Contracts	USD	4	03/15/13	419,719	436,480	16,761
Eurex 10 Year Euro BUND Futures Contracts	EUR	3	03/07/13	579,270	578,015	(1,255)
Eurex 30 Year Euro BUXL Futures Contracts	EUR	9	03/07/13	1,600,352	1,613,066	12,714
Eurex 5 Year Euro BOBL Futures Contracts	EUR	6	03/07/13	1,029,201	1,023,890	(5,311)
Euro FX Currency Futures Contracts	USD	33	03/18/13	5,482,158	5,600,925	118,767
Euro/Japanese Yen Futures Contacts	JPY	5	03/18/13	768,582	847,914	79,332
FTSE 100 IDX Futures Contracts	GBP	15	03/15/13	1,435,139	1,489,254	54,115
FTSE Bursa Malaysia KLCI Index Futures Contracts	MYR	202	02/28/13	5,312,025	5,279,176	(32,849)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	46	03/20/13	1,812,663	1,859,552	46,889
Gasoline RBOB Futures Contracts	USD	13	02/28/13	1,571,678	1,655,308	83,630
Great British Pound/Japanese Yen Cross Currency Futures Contract	JPY	1	03/18/13	180,315	197,988	17,673
Hang Seng Index Futures Contracts	HKD	59	02/27/13	8,966,870	9,043,918	77,048
Heating Oil Futures Contracts	USD	36	02/28/13	4,568,157	4,715,474	147,317
HKG Hang Seng China Enterprise Futures Contracts	HKD	35	02/27/13	2,729,506	2,740,961	11,455
ICE Brent Crude Oil Futures Contracts	USD	70	02/13/13	7,834,278	8,088,500	254,222
ICE Gas Oil Futures Contracts	USD	82	03/12/13	8,021,413	8,058,550	37,137
KFE 3 Year Treasury Bond Futures Contracts	KRW	419	03/19/13	40,907,446	40,856,276	(51,170)
KOSPI 200 Index Futures Contracts	KRW	2	03/14/13	249,339	237,206	(12,133)
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	12	12/15/14	4,047,487	4,038,572	(8,915)
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	340	03/14/16	114,127,598	113,918,401	(209,197)
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	20	06/16/14	6,765,897	6,741,137	(24,760)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

LIFFE 90 Day Sterling Futures Contracts	GBP	990	09/18/13	195,146,623	195,129,147	(17,476)
LME Copper Futures Contracts	USD	6	03/18/13	1,210,045	1,222,650	12,605
Montreal Exchange 10 Year Canadian Bond Futures Contract	CAD	1	03/19/13	134,579	134,059	(520)
Montreal Exchange 3 Month Canadian Bank Accept Futures Contracts	CAD	28	06/17/13	6,928,470	6,928,414	(56)
New Zealand $ Futures Contracts	USD	69	03/18/13	5,770,210	5,775,300	5,090
OML Stockholm OMXS30 Index Futures Contracts	SEK	153	02/15/13	2,737,855	2,810,761	72,906
Russell 2000 Mini Futures Contracts	USD	10	03/15/13	873,316	900,100	26,784
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	35	03/14/13	5,060,181	5,098,757	38,576
SFE 10 Year Australian Bond Futures Contracts	AUD	156	03/15/13	19,853,038	19,789,377	(63,661)
SGX MSCI Singapore Index Futures Contracts	SGD	79	02/27/13	4,690,089	4,703,042	12,953
SGX Nikkei 225 Futures Contracts	JPY	13	03/07/13	721,107	788,643	67,536
STOXX 50 Euro Futures Contracts	EUR	75	03/15/13	2,771,811	2,760,747	(11,064)
Swiss Franc/Japanese Yen Cross Currency Futures Contract	JPY	1	03/18/13	239,794	274,728	34,934
Swiss Franc/U.S. Dollar Cross Currency Futures Contracts	USD	32	03/18/13	4,392,881	4,399,600	6,719
Tokyo Price Index Futures Contracts	JPY	8	03/07/13	817,810	820,165	2,355
TSE Japanese 10 Year Bond Futures Contracts	JPY	7	03/11/13	11,035,839	11,045,984	10,145
U.S. Dollar Index Futures Contracts	USD	124	03/18/13	9,904,070	9,824,025	(80,045)
U.S. Dollar/South African Rand Cross Currency Futures Contracts	ZAR	9	03/18/13	914,859	903,803	(11,056)
WSE WIG20 Index Futures Contracts	PLN	96	03/15/13	810,944	780,124	(30,820)
WTI Crude Oil Futures Contracts	USD	29	02/20/13	2,758,716	2,827,210	68,494
						$1,120,955

Futures Contracts Sold
	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index Futures Contracts	USD	120	03/19/13	$2,038,951	$1,890,000	$148,951
CBOT US Long Bond Futures Contracts	USD	7	03/19/13	1,013,336	1,004,281	9,055
CBT Wheat Futures Contracts	USD	36	03/14/13	1,422,894	1,403,100	19,794
CME Canadian Dollar Currency Futures Contract	USD	1	03/19/13	99,247	100,150	(903)
CME Ultra Long Term U.S. Treasury Bond Futures Contracts	USD	4	03/19/13	636,656	626,125	10,531
Coffee "C" Futures Contracts	USD	7	03/18/13	387,875	385,744	2,131
E-Mini S&P 500 Futures Contracts	USD	137	03/15/13	9,904,982	10,229,105	(324,123)
Euro/Norwegian Krone Cross Currency Futures Contracts	NOK	69	03/18/13	11,663,088	11,740,193	(77,105)
Great British Pound/Swiss Franc Cross Currency Futures Contracts	CHF	2	03/18/13	403,897	395,940	7,957
Great British Pound/U.S. Dollar Cross Currency Contract	USD	17	03/18/13	1,679,959	1,684,381	(4,422)
Japanese Yen/U.S. Dollar Futures Contracts	USD	18	03/18/13	2,619,952	2,462,625	157,327
LIFFE 3 Month Euroswiss Futures Contracts	CHF	26	06/16/14	7,138,936	7,132,465	6,471
LONG GILT Futures Contract	GBP	1	03/26/13	184,608	184,563	45

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

NYB Sugar No. 11 Futures Contracts	USD	30	02/28/13	637,902	631,008	6,894
SFE 10 Year Australian Bond Futures Contracts	AUD	4	03/15/13	507,014	507,420	(406)
SFE 3 Year Australian Bond Futures Contracts	AUD	14	03/15/13	1,592,539	1,593,013	(474)
TSE Japanese 10 Year Bond Futures Contracts	JPY	8	03/11/13	12,626,147	12,623,982	2,165
U.S. Dollar Index Futures Contracts	USD	2	03/18/13	160,367	158,452	1,915
U.S. Dollar/Swedish Krona Cross Currency Futures Contracts	SEK	51	03/18/13	5,192,980	5,101,163	91,817
U.S.Dollar/Norwegian Krone Cross Currency Futures Contracts	NOK	72	03/18/13	7,316,436	7,217,859	98,577
						$156,197

Cash collateral in the amount of $3,680,340 was pledged to cover margin requirements for open futures contracts as of January 31, 2013.

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Total return swap contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation(Depreciation)

JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	$182,000	$(2,086)

JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	194,222	186

JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	180,645	(673)

JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	540,495	(516)

JPMorgan Chase Bank	Echo Entertainment Group Ltd.	12/20/2013	AUD	181,500	(1,564)

JPMorgan Chase Bank	Smiths Group plc	12/20/2013	GBP	824,040	164,265

JPMorgan Chase Bank	STOXX Europe 600 Index	01/20/2014	EUR	3,017,614	(82,030)

					$77,582

Credit default swap contracts buy protection

Reference Entity	Counterparty	Fixed Annual Rate Recevied By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Unrealized Appreciation (Depreciation)

Aktiebolaget Volvo	JPMorgan Chase Bank	1.00%	EUR	1,000,000	$(26,841)	03/20/2018	$7,482
CDX North Amerca Investment Grade Index 19-V1	JPMorgan Chase Bank	1.00%	USD	5,000,000	26,593	12/20/2017	240
CDX North Amerca Investment Grade Index 19-V1	JPMorgan Chase Bank	1.00%	USD	20,000,000	92,402	12/20/2017	(59,163)
Devon Energy Corp.	JPMorgan Chase Bank	1.00%	USD	3,000,000	6,275	03/20/2018	5,414
Hewlett-Packard Co.	JPMorgan Chase Bank	1.00%	USD	4,000,000	(369,680)	03/20/2018	(78,032)
iTraxx Europe Crossover Index Series 18-V1	JPMorgan Chase Bank	5.00%	EUR	4,000,000	94,329	12/20/2017	(4,190)
iTraxx Europe Crossover Index Series 18-V1	JPMorgan Chase Bank	5.00%	EUR	1,000,000	14,953	12/20/2017	(25,870)
iTraxx Europe Index Series 18-V1	JPMorgan Chase Bank	1.00%	EUR	2,000,000	(16,290)	12/20/2017	(10,044)
J.C. Penny Co., Inc.	JPMorgan Chase Bank	5.00%	USD	2,380,000	(443,606)	03/20/2018	(1,576)
POSTNL N.V.	JPMorgan Chase Bank	1.00%	EUR	5,000,000	(152,861)	03/20/2018	104,339
					$(774,726)		$(61,400)

See Accompanying Notes to the Schedule of Investments.

Schedule of Investments
Arden Alternative Strategies Fund
January 31, 2013 (Unaudited)

Credit default swap contracts sell protection

Reference Entity	Counterparty	Fixed Annual Rate Recevied By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Unrealized Appreciation (Depreciation)

CDX North America High Yield Index 19-V1	JPMorgan Chase Bank	5.00%	USD	40,000,000	$–	12/20/2017	$919,555
CDX North America High Yield Index 19-V1	JPMorgan Chase Bank	5.00%	USD	15,000,000	(527,083)	12/20/2017	(91,925)
CDX North America High Yield Index 19-V1	JPMorgan Chase Bank	5.00%	USD	5,000,000	(131,597)	12/20/2017	(1,955)
ConAgra Foods, Inc.	JPMorgan Chase Bank	1.00%	USD	2,550,000	(29,885)	03/20/2018	22,980
					$(688,565)		$848,655

Cash collateral in the amount of $2,850,000 was pledged for total return swap contracts and credit default swap contract as of January 31, 2013s.
Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedule of Investments.

Forward Foreign Currency Contracts
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. Canadian Dollar, expiring 2/28/13	JPMorgan Chase Bank	2,800,000	2,927,400	$2,914,833	$2,933,601	$(18,768)
Australian Dollar vs. Canadian Dollar, expiring 2/28/13	JPMorgan Chase Bank	3,400,000	3,559,922	3,539,440	3,567,463	(28,023)
Australian Dollar vs. European Union Euro, expiring 2/28/13	JPMorgan Chase Bank	1,350,000	1,046,822	1,405,366	1,421,561	(16,195)
Australian Dollar vs. Japanese Yen, expiring 2/28/13	JPMorgan Chase Bank	2,400,000	227,450,400	2,498,428	2,487,654	10,774
Australian Dollar vs. Swiss Franc, expiring 2/28/13	JPMorgan Chase Bank	1,350,000	1,299,289	1,405,365	1,428,035	(22,670)
Australian Dollar vs. Swiss Franc, expiring 2/28/13	JPMorgan Chase Bank	100,000	95,830	104,101	105,326	(1,225)
Brazilian Real vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	1,500,000	735,438	749,389	736,643	12,746
Brazilian Real vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	740,000	372,608	369,699	373,219	(3,520)
Brazilian Real vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	510,000	256,604	254,792	257,024	(2,232)
Chilean Peso vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	175,000,000	372,737	368,795	373,347	(4,552)
Chilean Peso vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	339,600,000	722,707	715,674	723,891	(8,217)
Chilean Peso vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	123,940,000	261,642	261,192	262,071	(879)
European Union Euro vs. U.S. Dollar, expiring 3/21/13	JPMorgan Chase Bank	130,390	170,721	177,087	170,721	6,366
European Union Euro vs. U.S. Dollar, expiring 3/21/13	JPMorgan Chase Bank	1,159	1,516	1,574	1,516	58
European Union Euro vs. U.S. Dollar, expiring 3/21/13	JPMorgan Chase Bank	32,033	42,917	43,505	42,917	588
Hong Kong Dollar vs. U.S. Dollar, expiring 3/20/13	Goldman Sachs Capital	22,000,000	2,838,710	2,837,180	2,838,710	(1,530)
Indian Rupee vs. British Pound, expiring 3/22/13	JPMorgan Chase Bank	19,930,000	235,998	371,333	374,200	(2,867)
Indian Rupee vs. British Pound, expiring 3/22/13	JPMorgan Chase Bank	13,960,000	164,216	260,100	260,382	(282)
Indian Rupee vs. British Pound, expiring 3/22/13	JPMorgan Chase Bank	39,500,000	461,637	735,958	731,976	3,982
Indian Rupee vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	37,800,000	516,591	704,284	701,603	2,681
Indian Rupee vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	19,830,000	273,366	369,470	371,270	(1,800)
Indian Rupee vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	15,600,000	214,580	290,657	291,430	(773)
Japanese Yen vs. Australian Dollar, expiring 2/28/13	JPMorgan Chase Bank	28,449,000	300,000	311,151	312,304	(1,153)
Japanese Yen vs. U.S. Dollar, expiring 3/21/13	Goldman Sachs Capital	100,000,000	1,131,222	1,093,872	1,131,222	(37,350)
Mexican Peso vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	3,300,000	259,761	258,369	260,186	(1,817)
Mexican Peso vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	9,200,000	725,953	720,303	727,142	(6,839)
Mexican Peso vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	4,700,000	369,846	$367,981	$370,452	(2,471)

See Accompanying Notes to the Schedule of Investments.

Forward Foreign Currency Contracts
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Philippine Peso vs. U.S. Dollar, expiring 3/22/13	JPMorgan Chase Bank	86,200,000	2,105,263	2,118,602	2,105,263	13,339
Philippine Peso vs. U.S. Dollar, expiring 3/22/13	JPMorgan Chase Bank	34,410,000	846,286	845,720	846,286	(566)
Romenion Leu vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	930,000	210,741	286,237	286,216	21
Romenion Leu vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	1,200,000	272,109	369,338	369,562	(224)
Romenion Leu vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	2,300,000	520,303	707,897	706,644	1,253
Russian Ruble vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	21,900,000	729,489	724,457	730,684	(6,227)
Russian Ruble vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	11,140,000	369,977	368,514	370,583	(2,069)
Russian Ruble vs. Canadian Dollar, expiring 3/22/13	JPMorgan Chase Bank	7,710,000	255,755	255,048	256,174	(1,126)
Russian Ruble vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	20,900,000	511,941	691,377	695,288	(3,911)
Russian Ruble vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	8,890,000	217,679	294,083	295,638	(1,555)
Russian Ruble vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	11,150,000	272,550	368,844	370,160	(1,316)
Thai Baht vs. U.S. Dollar, expiring 3/22/13	JPMorgan Chase Bank	21,500,000	715,593	718,988	715,593	3,395
Thai Baht vs. U.S. Dollar, expiring 3/22/13	JPMorgan Chase Bank	11,130,000	373,553	372,202	373,553	(1,351)
Thai Baht vs. U.S. Dollar, expiring 3/22/13	JPMorgan Chase Bank	8,000,000	267,559	267,531	267,559	(28)
Turkish Lira vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	1,200,000	501,316	678,532	680,857	(2,325)
Turkish Lira vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	650,000	270,326	367,538	367,141	397
Turkish Lira vs. European Union Euro, expiring 3/22/13	JPMorgan Chase Bank	550,000	229,914	310,994	312,255	(1,261)
U.S. Dollar vs. British Pound, expiring 2/28/13	JPMorgan Chase Bank	5,169,278	3,280,623	5,169,278	5,202,390	(33,112)
U.S. Dollar vs. British Pound, expiring 3/21/13	JPMorgan Chase Bank	163,673	101,342	163,674	160,690	2,984
U.S. Dollar vs. British Pound, expiring 3/21/13	JPMorgan Chase Bank	883,281	545,349	883,281	864,715	18,566
U.S. Dollar vs. British Pound, expiring 3/21/13	JPMorgan Chase Bank	30,578	18,817	30,578	29,837	741
U.S. Dollar vs. Danish Krone, expiring 3/20/13	JPMorgan Chase Bank	1,401,682	8,000,000	1,401,681	1,456,564	(54,883)
U.S. Dollar vs. European Union Euro, expiring 3/20/13	JPMorgan Chase Bank	666,025	500,000	666,025	679,062	(13,037)
U.S. Dollar vs. European Union Euro, expiring 3/20/13	Goldman Sachs Capital	200,361	150,000	200,361	203,719	(3,358)
U.S. Dollar vs. European Union Euro, expiring 2/8/13	JPMorgan Chase Bank	1,084,944	800,000	1,084,944	1,086,265	(1,321)
U.S. Dollar vs. European Union Euro, expiring 2/8/13	JPMorgan Chase Bank	18,235,103	13,650,010	18,235,102	18,534,412	(299,310)
U.S. Dollar vs. European Union Euro, expiring 3/21/13	JPMorgan Chase Bank	2,149,705	1,632,175	$2,149,704	$2,216,710	(67,006)

See Accompanying Notes to the Schedule of Investments.

Forward Foreign Currency Contracts
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. European Union Euro, expiring 2/28/13	JPMorgan Chase Bank	3,937,036	2,920,000	3,937,036	3,965,293	(28,257)
U.S. Dollar vs. European Union Euro, expiring 3/20/13	Goldman Sachs Capital	1,268,858	950,000	1,268,858	1,290,219	(21,361)
U.S. Dollar vs. European Union Euro, expiring 3/20/13	JPMorgan Chase Bank	3,916,851	3,000,000	3,916,850	4,074,375	(157,525)
U.S. Dollar vs. European Union Euro, expiring 3/20/13	Goldman Sachs Capital	930,300	700,000	930,300	950,687	(20,387)
U.S. Dollar vs. European Union Euro, expiring 3/21/13	JPMorgan Chase Bank	58,335	44,020	58,335	59,785	(1,450)
U.S. Dollar vs. Hong Kong Dollar, expiring 3/20/13	JPMorgan Chase Bank	2,839,039	22,000,000	2,839,039	2,837,179	1,860
U.S. Dollar vs. Hong Kong Dollar, expiring 2/28/13	JPMorgan Chase Bank	2,125,907	16,493,000	2,125,907	2,126,831	(924)
U.S. Dollar vs. Japanese Yen, expiring 2/28/13	JPMorgan Chase Bank	1,464,249	132,639,000	1,464,249	1,450,689	13,560
U.S. Dollar vs. Japanese Yen, expiring 3/21/13	JPMorgan Chase Bank	4,260,644	350,000,000	4,260,643	3,828,552	432,091
U.S. Dollar vs. Malaysian Ringgit, expiring 3/22/13	JPMorgan Chase Bank	881,043	2,730,000	881,043	875,899	5,144
U.S. Dollar vs. Malaysian Ringgit, expiring 3/22/13	JPMorgan Chase Bank	2,063,717	6,400,000	2,063,717	2,053,390	10,327
U.S. Dollar vs. South African Rand, expiring 2/28/13	JPMorgan Chase Bank	3,392,124	30,783,529	3,392,123	3,430,927	(38,804)
U.S. Dollar vs. Swiss Franc, expiring 3/21/13	JPMorgan Chase Bank	305,787	280,092	305,787	307,920	(2,133)

						$(387,117)

Arden Alternative Strategies Fund invested, as a percentage of total investments, in the following countries as of January 31, 2013:

Australia	0.0	*%
Belgium	1.4
Bermuda	0.4
Brazil	0.0	*
Canada	4.2
Cayman Islands	0.7
Chile	0.0	*
China	0.5
Cyprus	0.1
Denmark	0.4
European Union	0.0	*
France	1.2
Germany	1.6
Hong Kong	0.2
Indonesia	0.0	*
Ireland	2.1
Italy	0.1
Japan	1.9
Jersey	2.7
Liechtenstein	0.0	*
Luxembourg	0.8
Malaysia	0.0	*
Mexico	0.0	*
Netherlands	2.8
New Zealand	0.0	*
Norway	0.0	*
Panama	0.3
Poland	0.3
Singapore	0.0	*
South Africa	0.4
South Korea	0.0	*
Spain	0.0	*
Sweden	0.4
Switzerland	4.5
Taiwan	0.0	*
Thailand	0.0	*
Turkey	0.0	*
United Kingdom	2.4
United States	70.6
	100.0%

* Amount represents less than 0.05%.

See Accompanying Notes to the Schedule of Investments.

Notes to the Schedule of Investments
Arden Alternative Strategies Fund

January 31, 2013 (Unaudited)

1. Organization

Arden Investment Series Trust (the "Trust"), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a single series, the Arden Alternative Strategies Fund (the “Fund”).

The Trust has had no operations from November 12, 2012 (initial seeding date) until the Fund’s commencement of operations on November 30, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in the Fund to the Fund’s investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. The Fund’s investment objective is to achieve capital appreciation. While seeking to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among a number of sub-advisers (the "Sub-Advisers") that employ a variety of alternative investment strategies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The preparation requires management to make estimates and assumption that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation:

The net asset value ("NAV") of the Fund's Shares is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the "Valuation Time"). To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of Shares outstanding. To the extent the Fund offers multiple classes of Shares, the NAV of various classes of the Fund may vary because of the different expenses that may be charged against Shares of different classes of the Fund, including transfer agency and 12b-1 fees.

Securities listed on the Nasdaq National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence

Notes to the Schedule of Investments
Arden Alternative Strategies Fund

January 31, 2013 (Unaudited)

of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Listed options or futures contracts will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities.

If market quotations are not readily available, securities and other assets, will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Trustees (the “Board”). The Fund may also use fair value to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund's net asset value calculation.

The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Significant events may include (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Adviser, operating under procedures approved by the Board, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund's net asset value by such traders.

Debt securities will be valued by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S. Foreign exchange rates also are determined before such close. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Notes to the Schedule of Investments
Arden Alternative Strategies Fund

January 31, 2013 (Unaudited)

Investments in Exchange Traded Funds (“ETFs”) are valued at their "fair values." Ordinarily, this will be the values determined by the managers of the ETFs ("Managers") in accordance with the ETFs' valuation policies and as reported by the Managers. As a general matter, the fair value of the Fund's interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the Fund if the Fund's interest were redeemed. The Fund may not be able to verify valuation information given to the Fund by the Managers. In the unlikely event that an ETF does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in ETFs reported as "estimated" or "final" values (using the nomenclature of the private investment fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available or the fair value of such securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates,prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2013 for the Fund based upon the three levels defined above. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. As of January 31, 2013, there were no transfers between Level 1 and Level 2. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable. As of January 31, 2013, there were no Level 3 positions held.

Assets	Level 1	Level 2	Total
Common Stocks
Aerospace & Defense	$4,751,220	$—	$4,751,220
Air Freight & Logistics	4,857,543	—	4,857,543
Airlines	1,111,735	—	1,111,735
Auto Components	2,684,145	—	2,684,145
Automobiles	3,074,796	—	3,074,796
Beverages	26,276,091	—	26,276,091
Biotechnology	3,360,205	—	3,360,205
Capital Markets	5,694,000	—	5,694,000
Chemicals	26,508,202	—	26,508,202
Commercial Banks	5,615,758	—	5,615,758
Commercial Services & Supplies	20,006,896	—	20,006,896
Communications Equipment	5,540,136	—	5,540,136
Computers & Peripherals	1,030,897	—	1,030,897
Construction & Engineering	3,060,893	—	3,060,893
Consumer Finance	2,186,220	—	2,186,220
Containers & Packaging	15,867,750	—	15,867,750
Diversified Consumer Services	3,130,405	—	3,130,405
Diversified Financial Services	6,028,891	—	6,028,891
Diversified Telecommunication Services	3,145,333	—	3,145,333
Electric Utilities	4,480,307	—	4,480,307
Electrical Equipment	5,542,064	—	5,542,064
Electronic Equipment, Instruments & Components	3,199,686	—	3,199,686
Energy Equipment & Services	20,401,685	—	20,401,685
Food & Staples Retailing	10,901,660	—	10,901,660
Food Products	18,865,884	—	18,865,884
Gas Utilities	757,132	—	757,132
Health Care Equipment & Supplies	4,136,770	—	4,136,770
Health Care Providers & Services	11,079,189	—	11,079,189
Health Care Technology	1,163,225	—	1,163,225
Hotels, Restaurants & Leisure	18,624,162	—	18,624,162
Household Durables	230,734	—	230,734
Household Products	3,743,505	—	3,743,505
Independent Power Producers & Energy Traders	379,300	—	379,300
Industrial Conglomerates	3,170,534	—	3,170,534
Insurance	12,598,331	—	12,598,331
Internet & Catalog Retail	5,008,925	—	5,008,925
Internet Software & Services	7,471,903	—	7,471,903
IT Services	11,776,848	—	11,776,848
Life Sciences Tools & Services	1,834,071	—	1,834,071
Machinery	7,027,876	—	7,027,876
Media	19,590,232	—	19,590,232
Metals & Mining	2,746,989	—	2,746,989
Multiline Retail	10,825,516	—	10,825,516
Multi-Utilities	1,762,752	—	1,762,752

Assets	Level 1	Level 2	Total
Oil, Gas & Consumable Fuels	$26,865,008	$—	$26,865,008
Paper & Forest Products	561,402	—	561,402
Personal Products	5,092,129	—	5,092,129
Pharmaceuticals	7,146,503	—	7,146,503
Professional Services	2,587,004	—	2,587,004
Real Estate Investment Trusts (REITs)	10,936,820	—	10,936,820
Real Estate Management & Development	2,886,827	—	2,886,827
Road & Rail	12,071,894	—	12,071,894
Semiconductors & Semiconductor Equipment	839,944	—	839,944
Software	7,676,809	—	7,676,809
Specialty Retail	34,606,708	—	34,606,708
Textiles, Apparel & Luxury Goods	1,863,510	—	1,863,510
Thrifts & Mortgage Finance	3,742,970	—	3,742,970
Tobacco	12,295,647	—	12,295,647
Trading Companies & Distributors	2,706,926	—	2,706,926
Water Utilities	1,387,862	—	1,387,862
Wireless Telecommunication Services	4,495,224	—	4,495,224
Total Common Stocks	469,013,583		469,013,583
Preferred Stocks	—	3,636,212	3,636,212
Investment Companies	105,469,164	—	105,469,164
Exchange Traded Funds	37,799,168	—	37,799,168
Corporate Bonds	—	103,514,566	103,514,566
Municipal Bonds	—	6,627,323	6,627,323
U.S. Government Agency Securities	—	5,065,294	5,065,294
Purchased Options	378,221	—	378,221
Total Investments	$612,660,136	$118,843,395	$731,503,531

Forward Currency Contracts	$—	$540,873	$540,873
Futures Contracts	2,590,286	—	2,590,286
Credit Default Swaps	—	1,060,010	1,060,010
Total Return Swaps	—	164,451	164,451
Total Derivatives	$2,590,286	$1,765,334	$4,355,620

Liabilities	Level 1	Level 2	Total
Common Stocks
Air Freight & Logistics	$(584,415)	$—	$(584,415)
Auto Components	(1,205,190)	—	(1,205,190)
Automobiles	(705,188)	—	(705,188)
Beverages	(1,294,240)	—	(1,294,240)
Biotechnology	(1,177,801)	—	(1,177,801)
Building Products	(452,606)	—	(452,606)
Capital Markets	(4,126,457)	—	(4,126,457)
Chemicals	(2,851,253)	—	(2,851,253)
Commercial Banks	(1,103,164)	—	(1,103,164)
Commercial Services & Supplies	(3,644,643)	—	(3,644,643)

Liabilities	Level 1	Level 2	Total
Communications Equipment	$(1,674,141)	$—	$(1,674,141)
Computers & Peripherals	(368,856)	—	(368,856)
Construction Materials	(808,808)	—	(808,808)
Consumer Finance	(1,279,440)	—	(1,279,440)
Containers & Packaging	(92,754)	—	(92,754)
Diversified Consumer Services	(2,240,402)	—	(2,240,402)
Diversified Financial Services	(2,927,495)	—	(2,927,495)
Diversified Telecommunication Services	(1,230,618)	—	(1,230,618)
Electric Utilities	(3,264,813)	—	(3,264,813)
Electrical Equipment	(146,642)	—	(146,642)
Electronic Equipment, Instruments & Components	(5,433,190)	—	(5,433,190)
Energy Equipment & Services	(3,794,067)	—	(3,794,067)
Food & Staples Retailing	(5,491,272)	—	(5,491,272)
Food Products	(1,816,366)	—	(1,816,366)
Gas Utilities	(1,476,795)	—	(1,476,795)
Health Care Equipment & Supplies	(4,744,795)	—	(4,744,795)
Health Care Providers & Services	(4,347,103)	—	(4,347,103)
Health Care Technology	(933,233)	—	(933,233)
Hotels, Restaurants & Leisure	(5,656,372)	—	(5,656,372)
Household Durables	(576,328)	—	(576,328)
Independent Power Producers & Energy Traders	(1,274,473)	—	(1,274,473)
Industrial Conglomerates	(562,837)	—	(562,837)
Insurance	(3,727,689)	—	(3,727,689)
Internet & Catalog Retail	(1,506,101)	—	(1,506,101)
Internet Software & Services	(512,247)	—	(512,247)
IT Services	(1,845,338)	—	(1,845,338)
Machinery	(5,586,650)	—	(5,586,650)
Media	(2,748,962)	—	(2,748,962)
Metals & Mining	(35,424)	—	(35,424)
Multiline Retail	(5,073,459)	—	(5,073,459)
Oil, Gas & Consumable Fuels	(7,692,581)	—	(7,692,581)
Personal Products	(1,601,169)	—	(1,601,169)
Pharmaceuticals	(540,452)	—	(540,452)
Professional Services	(1,405,013)	—	(1,405,013)
Real Estate Investment Trusts (REITs)	(10,338,814)	—	(10,338,814)
Real Estate Management & Development	(1,532,528)	—	(1,532,528)
Semiconductors & Semiconductor Equipment	(3,304,962)	—	(3,304,962)
Software	(4,985,053)	—	(4,985,053)
Specialty Retail	(18,628,054)	—	(18,628,054)
Textiles, Apparel & Luxury Goods	(1,980,993)	—	(1,980,993)
Thrifts & Mortgage Finance	(814,308)	—	(814,308)
Trading Companies & Distributors	(1,177,164)	—	(1,177,164)
Total Common Stocks	(142,322,718)	—	(142,322,718)
Exchange Traded Funds	(111,663,144)	—	(111,663,144)
Corporate Bonds	—	(7,442,640)	(7,442,640)

Liabilities	Level 1	Level 2	Total
U.S. Government Agency Securities	$—	$(10,108,368)	$(10,108,368)
Total Investments	$(253,985,862)	$(17,551,008)	$(271,536,870)

Forward Currency Contracts	$—	$(927,990)	$(927,990)
Futures Contracts	(1,313,134)	—	(1,313,134)
Credit Default Swaps	—	(272,755)	(272,755)
Total Return Swaps	—	(86,869)	(86,869)
Total Derivatives	$(1,313,134)	$(1,287,614)	$(2,600,748)

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:           /s/ Henry Davis
-------------------------
Henry Davis
President and Chief Executive Officer
March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Henry Davis
-------------------------
Henry Davis
President and Chief Executive Officer
March 21, 2013

By:           /s/ Andrew Katz
-------------------------
Andrew Katz
Treasurer and Chief Financial Officer
March 21, 2013